Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.23%
Aerospace & Defense–2.74%
Bombardier, Inc. (Canada),
5.75%, 03/15/2022(b)	$1,901,000	$1,883,796
6.00%, 10/15/2022(b)	3,418,000	3,258,465
7.50%, 03/15/2025(b)	4,192,000	3,620,840
7.88%, 04/15/2027(b)	2,207,000	1,884,844
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	4,877,000	5,197,053
TransDigm, Inc.,
6.50%, 07/15/2024	1,184,000	1,203,980
6.50%, 05/15/2025	2,744,000	2,810,885
6.25%, 03/15/2026(b)	1,463,000	1,552,616
Triumph Group, Inc.,
8.88%, 06/01/2024(b)	1,227,000	1,355,068
7.75%, 08/15/2025	3,004,000	2,647,275
		25,414,822
Agricultural & Farm Machinery–0.84%
Titan International, Inc., 6.50%, 11/30/2023	8,534,000	7,839,716
Airlines–0.74%
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	4,284,000	4,898,069
7.38%, 01/15/2026	1,794,000	2,018,892
		6,916,961
Alternative Carriers–0.36%
Level 3 Financing, Inc.,
5.25%, 03/15/2026	1,589,000	1,644,710
3.63%, 01/15/2029(b)	1,687,000	1,692,238
		3,336,948
Apparel Retail–0.93%
L Brands, Inc.,
6.88%, 11/01/2035	4,092,000	4,462,837
6.75%, 07/01/2036	1,392,000	1,504,522
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	2,627,000	2,710,250
		8,677,609
Apparel, Accessories & Luxury Goods–0.22%
William Carter Co. (The),
5.50%, 05/15/2025(b)	344,000	365,285
5.63%, 03/15/2027(b)	1,629,000	1,719,613
		2,084,898
Auto Parts & Equipment–1.12%
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,147,000	1,235,548
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	2,529,000	2,726,009
Dana, Inc.,
5.50%, 12/15/2024	1,236,000	1,263,903
5.38%, 11/15/2027	2,172,000	2,314,538
5.63%, 06/15/2028	479,000	517,734
Tenneco, Inc., 5.00%, 07/15/2026	2,585,000	2,331,412
		10,389,144
	Principal Amount	Value
Automobile Manufacturers–2.62%
Ford Motor Co.,
8.50%, 04/21/2023	$1,537,000	$1,726,781
9.00%, 04/22/2025	1,433,000	1,743,266
9.63%, 04/22/2030	772,000	1,075,933
4.75%, 01/15/2043	2,204,000	2,171,877
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	1,418,000	1,532,787
3.38%, 11/13/2025	1,644,000	1,653,782
4.39%, 01/08/2026	2,323,000	2,419,195
5.11%, 05/03/2029	3,690,000	3,986,122
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	7,519,000	7,998,336
Motors Liquidation Co., 8.38%, 07/15/2033(c)(d)	14,770,000	0
		24,308,079
Automotive Retail–2.02%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	7,198,000	7,687,608
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	3,029,000	3,103,301
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	1,930,000	2,004,585
4.63%, 12/15/2027(b)	1,157,000	1,231,482
4.38%, 01/15/2031(b)	579,000	615,550
Penske Automotive Group, Inc., 5.50%, 05/15/2026	3,959,000	4,124,783
		18,767,309
Broadcasting–1.16%
Gray Television, Inc., 7.00%, 05/15/2027(b)	4,851,000	5,354,292
iHeartCommunications, Inc., 8.38%, 05/01/2027	3,632,000	3,865,592
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	2,704,000	1,565,689
		10,785,573
Building Products–0.26%
Standard Industries, Inc., 5.00%, 02/15/2027(b)	2,300,000	2,416,438
Cable & Satellite–5.29%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	6,913,000	7,174,726
5.00%, 02/01/2028(b)	5,650,000	5,945,213
4.50%, 08/15/2030(b)	4,931,000	5,205,312
CSC Holdings LLC,
6.50%, 02/01/2029(b)	1,924,000	2,154,274
5.75%, 01/15/2030(b)	826,000	892,282
4.63%, 12/01/2030(b)	7,073,000	7,250,426
DISH DBS Corp.,
5.88%, 11/15/2024	2,553,000	2,718,945
7.75%, 07/01/2026	2,600,000	2,961,361
DISH Network Corp., Conv., 3.38%, 08/15/2026	3,693,000	3,690,784

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(c)	$2,970,000	$2,004,750
8.50%, 10/15/2024(b)(c)	3,410,000	2,412,575
9.75%, 07/15/2025(b)(c)	2,428,000	1,727,765
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	4,749,000	5,030,972
		49,169,385
Casinos & Gaming–2.56%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	4,429,000	4,639,820
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(e)	2,114,000	1,239,777
MGM Resorts International, 7.75%, 03/15/2022	4,762,000	5,093,316
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	1,222,000	1,321,275
8.25%, 03/15/2026(b)	4,689,000	5,037,416
7.00%, 05/15/2028(b)	1,734,000	1,809,100
Station Casinos LLC, 4.50%, 02/15/2028(b)	4,664,000	4,602,785
		23,743,489
Coal & Consumable Fuels–1.01%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	1,043,000	1,076,246
4.13%, 02/15/2028(b)	765,000	804,684
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	7,578,000	7,478,539
		9,359,469
Commodity Chemicals–0.38%
Koppers, Inc., 6.00%, 02/15/2025(b)	3,437,000	3,550,851
Construction & Engineering–0.50%
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	2,350,000	2,427,844
9.75%, 07/15/2028(b)	2,047,000	2,241,465
		4,669,309
Construction Machinery & Heavy Trucks–0.48%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	4,371,000	4,414,710
Consumer Finance–2.50%
Navient Corp.,
7.25%, 01/25/2022	2,466,000	2,600,089
7.25%, 09/25/2023	5,428,000	5,926,697
5.00%, 03/15/2027	1,773,000	1,766,582
5.63%, 08/01/2033	3,922,000	3,687,955
OneMain Finance Corp.,
8.88%, 06/01/2025	3,347,000	3,746,464
5.38%, 11/15/2029	5,000,000	5,462,500
		23,190,287
Copper–1.50%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	4,660,000	4,846,400
	Principal Amount	Value
Copper–(continued)
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	$7,317,000	$9,077,653
		13,924,053
Data Processing & Outsourced Services–0.50%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	4,465,000	4,626,387
Department Stores–0.74%
Macy’s, Inc., 8.38%, 06/15/2025(b)	6,331,000	6,909,590
Distributors–0.75%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	6,738,000	6,919,791
Diversified Banks–1.09%
Credit Agricole S.A. (France), 8.13%(b)(f)(g)	3,981,000	4,817,010
Natwest Group PLC (United Kingdom), 6.00%(f)(g)	4,830,000	5,296,095
		10,113,105
Diversified Capital Markets–0.57%
Credit Suisse Group AG (Switzerland), 7.50%(b)(f)(g)	4,885,000	5,330,512
Diversified REITs–0.91%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	2,624,000	2,581,251
iStar, Inc., 4.75%, 10/01/2024	5,841,000	5,851,368
		8,432,619
Electric Utilities–0.28%
NRG Energy, Inc., 5.25%, 06/15/2029(b)	853,000	933,382
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	1,594,000	1,680,674
		2,614,056
Electrical Components & Equipment–0.81%
EnerSys,
5.00%, 04/30/2023(b)	3,225,000	3,384,234
4.38%, 12/15/2027(b)	180,000	191,194
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	3,665,000	3,949,038
		7,524,466
Electronic Components–0.08%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	737,000	748,976
Electronic Equipment & Instruments–0.41%
MTS Systems Corp., 5.75%, 08/15/2027(b)	3,653,000	3,801,403
Environmental & Facilities Services–0.48%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	1,739,000	1,733,566
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	2,603,000	2,695,159
		4,428,725
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Fertilizers & Agricultural Chemicals–0.40%
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	$3,557,000	$3,714,842
Food Retail–2.04%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	1,891,000	2,126,193
4.63%, 01/15/2027(b)	296,000	312,338
5.88%, 02/15/2028(b)	2,047,000	2,214,219
3.50%, 03/15/2029(b)	2,408,000	2,405,592
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	4,690,000	4,604,994
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	2,822,000	2,963,100
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	4,228,000	4,333,700
		18,960,136
Health Care Equipment–0.27%
Hologic, Inc., 3.25%, 02/15/2029(b)	2,469,000	2,513,751
Health Care Facilities–2.96%
Acadia Healthcare Co., Inc.,
5.63%, 02/15/2023	2,000	2,018
6.50%, 03/01/2024	3,042,000	3,129,138
5.00%, 04/15/2029(b)	4,321,000	4,564,056
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	2,318,000	2,363,896
8.00%, 03/15/2026(b)	4,268,000	4,487,802
8.00%, 12/15/2027(b)	1,879,000	1,963,555
Encompass Health Corp., 4.75%, 02/01/2030	4,248,000	4,527,561
HCA, Inc.,
5.38%, 02/01/2025	2,458,000	2,755,455
5.88%, 02/15/2026	699,000	805,598
5.38%, 09/01/2026	1,344,000	1,529,640
5.50%, 06/15/2047	1,056,000	1,409,610
		27,538,329
Health Care Services–2.18%
Akumin, Inc., 7.00%, 11/01/2025(b)	6,160,000	6,352,500
DaVita, Inc.,
4.63%, 06/01/2030(b)	1,589,000	1,671,429
3.75%, 02/15/2031(b)	2,045,000	2,041,166
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	4,455,000	4,594,219
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	5,422,000	5,549,742
		20,209,056
Homebuilding–1.51%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	4,016,000	4,522,257
Meritage Homes Corp., 5.13%, 06/06/2027	2,606,000	2,901,937
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	4,118,000	4,473,177
5.75%, 01/15/2028(b)	1,901,000	2,163,576
		14,060,947
Hotel & Resort REITs–0.26%
Service Properties Trust, 4.95%, 10/01/2029	2,617,000	2,458,344
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.76%
Carnival Corp.,
11.50%, 04/01/2023(b)	$2,506,000	$2,857,354
10.50%, 02/01/2026(b)	2,686,000	3,186,267
7.63%, 03/01/2026(b)	992,000	1,054,913
		7,098,534
Household Products–0.48%
Energizer Holdings, Inc.,
7.75%, 01/15/2027(b)	1,946,000	2,124,789
4.75%, 06/15/2028(b)	479,000	501,728
4.38%, 03/31/2029(b)	1,768,000	1,806,808
		4,433,325
Housewares & Specialties–0.22%
Newell Brands, Inc.,
4.88%, 06/01/2025	1,254,000	1,387,238
5.88%, 04/01/2036	551,000	663,955
		2,051,193
Independent Power Producers & Energy Traders–0.81%
AES Corp. (The), 5.50%, 04/15/2025	1,466,000	1,513,755
AES Panama Generation Holdings SRL (Panama), 4.38%, 05/31/2030(b)	1,465,000	1,584,031
Calpine Corp., 5.00%, 02/01/2031(b)	4,181,000	4,412,000
		7,509,786
Industrial Machinery–1.87%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	7,160,000	7,114,498
EnPro Industries, Inc., 5.75%, 10/15/2026	4,670,000	5,013,525
Mueller Industries, Inc., 6.00%, 03/01/2027	5,206,000	5,286,381
		17,414,404
Integrated Oil & Gas–2.00%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	5,089,000	5,428,198
Occidental Petroleum Corp.,
2.70%, 08/15/2022	3,544,000	3,497,219
2.90%, 08/15/2024	2,342,000	2,187,428
6.38%, 09/01/2028	1,202,000	1,227,693
3.50%, 08/15/2029	1,303,000	1,142,210
6.20%, 03/15/2040	2,474,000	2,368,855
4.10%, 02/15/2047	3,430,000	2,697,986
		18,549,589
Integrated Telecommunication Services–3.56%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	2,752,000	3,107,214
Altice France S.A. (France), 7.38%, 05/01/2026(b)	8,784,000	9,232,423
CommScope, Inc., 8.25%, 03/01/2027(b)	5,590,000	6,030,240
Embarq Corp., 8.00%, 06/01/2036	2,986,000	3,592,382
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	9,954,000	4,924,891
11.00%, 09/15/2025(c)	4,028,000	1,991,343
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	$683,000	$817,766
7.20%, 07/18/2036	2,637,000	3,383,667
		33,079,926
Interactive Media & Services–0.98%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	3,180,000	3,105,954
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	3,230,000	2,509,306
6.63%, 08/15/2027(b)	6,115,000	3,514,290
		9,129,550
Internet & Direct Marketing Retail–0.28%
QVC, Inc., 5.45%, 08/15/2034	2,617,000	2,636,628
Internet Services & Infrastructure–0.18%
Arches Buyer, Inc.,
4.25%, 06/01/2028(b)	1,340,000	1,346,700
6.13%, 12/01/2028(b)	343,000	352,861
		1,699,561
Investment Banking & Brokerage–0.32%
NFP Corp., 6.88%, 08/15/2028(b)	2,875,000	3,015,156
IT Consulting & Other Services–0.54%
Gartner, Inc.,
4.50%, 07/01/2028(b)	2,777,000	2,919,321
3.75%, 10/01/2030(b)	1,977,000	2,059,184
		4,978,505
Leisure Products–0.32%
Mattel, Inc., 6.75%, 12/31/2025(b)	2,842,000	2,991,773
Managed Health Care–1.11%
Centene Corp.,
5.38%, 06/01/2026(b)	2,165,000	2,278,663
5.38%, 08/15/2026(b)	1,185,000	1,254,619
4.63%, 12/15/2029	1,697,000	1,862,788
3.00%, 10/15/2030	4,655,000	4,905,904
		10,301,974
Metal & Glass Containers–0.34%
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	2,955,000	3,117,525
Movies & Entertainment–0.80%
Netflix, Inc.,
5.88%, 11/15/2028	2,737,000	3,310,306
5.38%, 11/15/2029(b)	3,407,000	4,072,387
		7,382,693
Oil & Gas Drilling–1.06%
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(c)	1,582,000	121,490
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	666,000	537,612
5.25%, 11/15/2024	2,437,000	1,591,666
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	4,100,000	4,061,562
6.88%, 04/15/2040(b)	3,158,000	3,363,270
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026(c)	$3,841,000	$180,162
		9,855,762
Oil & Gas Equipment & Services–0.57%
Oceaneering International, Inc., 6.00%, 02/01/2028	243,000	204,727
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	4,858,000	5,129,125
		5,333,852
Oil & Gas Exploration & Production–5.53%
Antero Resources Corp.,
5.63%, 06/01/2023	1,486,000	1,331,828
5.00%, 03/01/2025	4,805,000	3,828,984
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	1,878,000	1,990,680
CNX Resources Corp.,
7.25%, 03/14/2027(b)	4,247,000	4,496,596
6.00%, 01/15/2029(b)	2,404,000	2,434,050
Comstock Resources, Inc., 9.75%, 08/15/2026	4,153,000	4,398,442
Continental Resources, Inc.,
4.50%, 04/15/2023	743,000	762,935
3.80%, 06/01/2024	568,000	575,603
5.75%, 01/15/2031(b)	2,566,000	2,758,450
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	3,789,000	3,476,407
7.75%, 02/01/2028	1,313,000	1,209,194
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	7,186,000	7,139,004
QEP Resources, Inc.,
5.25%, 05/01/2023	1,458,000	1,248,777
5.63%, 03/01/2026	5,342,000	3,830,214
SM Energy Co.,
10.00%, 01/15/2025(b)	2,383,000	2,435,128
6.75%, 09/15/2026	1,585,000	893,243
6.63%, 01/15/2027	1,985,000	1,121,525
Southwestern Energy Co.,
7.50%, 04/01/2026	1,394,000	1,454,221
7.75%, 10/01/2027	3,032,000	3,204,445
WPX Energy, Inc.,
5.75%, 06/01/2026	1,734,000	1,829,804
5.25%, 10/15/2027	432,000	456,490
5.88%, 06/15/2028	233,000	251,353
4.50%, 01/15/2030	206,000	213,725
		51,341,098
Oil & Gas Refining & Marketing–1.06%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	1,825,000	1,817,727
9.25%, 07/15/2024(b)	3,360,000	3,763,200
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	4,021,000	4,243,502
		9,824,429
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–3.87%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 03/01/2027(b)	$397,000	$362,511
5.75%, 01/15/2028(b)	4,687,000	4,229,549
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(b)	2,416,000	2,667,059
5.50%, 07/15/2028	2,474,000	2,636,468
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	4,728,000	5,062,388
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	4,551,000	4,489,448
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	4,782,000	2,423,876
7.50%, 04/15/2026	5,387,000	2,218,771
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	2,819,000	2,898,256
5.88%, 04/15/2026	2,465,000	2,599,034
5.50%, 03/01/2030(b)	697,000	756,635
4.88%, 02/01/2031(b)	728,000	775,502
Western Midstream Operating L.P.,
4.10%, 02/01/2025	1,183,000	1,182,266
4.50%, 03/01/2028	692,000	702,380
4.75%, 08/15/2028	2,815,000	2,920,562
		35,924,705
Other Diversified Financial Services–0.83%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	3,100,000	3,213,150
8.50%, 10/30/2025(b)	1,474,000	1,590,372
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	2,807,000	2,912,319
		7,715,841
Packaged Foods & Meats–2.81%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	3,943,000	4,437,255
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	2,800,000	3,899,500
5.00%, 06/04/2042	2,720,000	3,117,636
5.50%, 06/01/2050(b)	5,695,000	7,070,687
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	2,427,000	2,612,059
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	2,469,000	2,631,028
4.63%, 04/15/2030(b)	2,189,000	2,288,052
		26,056,217
Paper Products–0.90%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	1,881,000	1,889,230
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	6,086,000	6,503,256
		8,392,486
Personal Products–0.29%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	2,447,000	2,688,641
	Principal Amount	Value
Pharmaceuticals–2.41%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	$2,442,000	$2,714,283
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	1,701,000	1,753,901
9.00%, 12/15/2025(b)	3,216,000	3,541,459
5.75%, 08/15/2027(b)	1,021,000	1,099,490
6.25%, 02/15/2029(b)	2,818,000	2,991,138
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)	1,933,000	2,130,707
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	1,135,000	1,196,364
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	6,461,000	6,986,344
		22,413,686
Property & Casualty Insurance–0.16%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	1,409,000	1,526,736
Publishing–0.55%
Meredith Corp., 6.88%, 02/01/2026	5,106,000	5,090,044
Railroads–0.51%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	4,727,000	4,732,412
Research & Consulting Services–0.29%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	1,426,000	1,530,276
10.25%, 02/15/2027(b)	1,042,000	1,172,057
		2,702,333
Restaurants–1.23%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	5,745,000	5,737,819
IRB Holding Corp.,
7.00%, 06/15/2025(b)	791,000	865,635
6.75%, 02/15/2026(b)	4,633,000	4,800,946
		11,404,400
Security & Alarm Services–0.48%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	478,000	511,735
4.63%, 10/15/2027(b)	3,723,000	3,928,975
		4,440,710
Specialized Consumer Services–0.62%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	5,036,000	5,752,673
Specialized REITs–1.52%
Iron Mountain, Inc.,
5.25%, 03/15/2028(b)	1,362,000	1,427,546
5.25%, 07/15/2030(b)	3,587,000	3,806,704
4.50%, 02/15/2031(b)	2,414,000	2,465,491
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	7,512,000	6,393,801
		14,093,542
Specialty Chemicals–0.49%
Element Solutions, Inc., 3.88%, 09/01/2028(b)	986,000	1,007,076
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Specialty Chemicals–(continued)
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	$3,448,000	$3,546,475
		4,553,551
Steel–0.51%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	3,095,000	3,613,413
6.25%, 10/01/2040	1,256,000	1,113,130
		4,726,543
Systems Software–1.03%
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(b)	987,000	1,067,006
9.13%, 03/01/2026(b)	3,822,000	4,127,569
Camelot Finance S.A., 4.50%, 11/01/2026(b)	4,178,000	4,379,066
		9,573,641
Technology Hardware, Storage & Peripherals–0.48%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	3,270,000	3,395,503
8.10%, 07/15/2036(b)	765,000	1,102,712
		4,498,215
Textiles–0.45%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	4,761,000	4,165,875
Trading Companies & Distributors–1.06%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(f)	3,073,000	2,957,763
BMC East LLC, 5.50%, 10/01/2024(b)	4,225,000	4,355,447
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	2,281,000	2,565,771
		9,878,981
Wireless Telecommunication Services–1.48%
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(c)	2,609,000	126,537
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)(c)	1,873,000	539,658
Sprint Corp.,
7.88%, 09/15/2023	8,467,000	9,768,801
7.63%, 02/15/2025	1,428,000	1,712,707
7.63%, 03/01/2026	1,250,000	1,556,250
		13,703,953
Total U.S. Dollar Denominated Bonds & Notes (Cost $808,455,071)		819,644,533

Asset-Backed Securities–2.07%
Apidos CLO XV, Series 2013-15A, Class CRR, 2.07% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(h)	3,478,000	3,336,543
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-1A, Class C, 2.97% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(h)	3,280,000	3,282,003
Series 2019-3A, Class C, 3.06% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(h)	2,319,000	2,315,781
	Principal Amount		Value

Magnetite XXIII Ltd., Series 2019-23A, Class C, 2.61% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(h)		$3,469,000	$3,450,327
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 2.82% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(h)		3,455,000	3,461,448
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		3,207,760	3,421,795
Total Asset-Backed Securities (Cost $19,099,577)			19,267,897
Non-U.S. Dollar Denominated Bonds & Notes–1.96%(i)
Building Products–0.50%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	3,741,000	4,645,236
Casinos & Gaming–0.16%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(b)	EUR	1,190,000	1,472,758
Diversified Banks–0.66%
Erste Group Bank AG (Austria), 6.50%(b)(f)(g)	EUR	4,600,000	6,137,072
Food Retail–0.53%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	3,659,000	4,890,192
Other Diversified Financial Services–0.03%
eG Global Finance PLC (United Kingdom), 6.25%, 10/30/2025(b)	EUR	200,000	245,316
Paper Packaging–0.06%
M&G Finance Luxembourg S.A. (Italy), 5.14% (3 mo. EURIBOR + 5.63%)(c)(g)(h)	EUR	4,100,000	586,882
Textiles–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	200,000	203,977
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,091,431)			18,181,433
Variable Rate Senior Loan Interests–1.75%(j)
Internet Services & Infrastructure–0.16%
Rackspace Hosting, Inc., Term Loan B, 4.00% (3 mo. USD LIBOR + 3.00%), 11/03/2023(h)		1,484,635	1,477,212
Oil & Gas Exploration & Production–0.20%
Ascent Resources Utica Holdings LLC, Term Loan, 10.00% (1 mo. USD LIBOR + 9.00%), 11/01/2025(h)		1,686,000	1,796,855
Pharmaceuticals–0.81%
Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.89% (1 mo. USD LIBOR + 2.75%), 11/27/2025(h)		7,625,943	7,525,852
Railroads–0.58%
Kenan Advantage Group, Inc. (The), Term Loan, 4.00% (1 mo. USD LIBOR + 3.00%), 07/29/2022(h)		5,545,000	5,412,779
Total Variable Rate Senior Loan Interests (Cost $16,025,475)			16,212,698
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
U.S. Treasury Securities–0.14%
U.S. Treasury Bills–0.14%
0.11%, 02/04/2021 (Cost $1,324,746)(k)	$1,325,000	$1,324,832
	Shares
Common Stocks & Other Equity Interests–0.09%
Integrated Telecommunication Services–0.00%
Ventelo Ltd. (United Kingdom)(d)(l)	73,021	0
Leisure Products–0.00%
HF Holdings, Inc.(d)(l)	36,820	0
Oil & Gas Exploration & Production–0.09%
Whiting Petroleum Corp.(l)	36,678	830,390
Total Common Stocks & Other Equity Interests (Cost $9,236,684)		830,390
	Principal Amount
Agency Credit Risk Transfer Notes–0.07%
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.40% (1 mo. USD LIBOR + 3.25%), 10/15/2049 (Cost $747,000)(b)(h)	$747,000	692,232
Shares		Value
Money Market Funds–5.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(m)(n)	15,461,110	$15,461,110
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(m)(n)	15,880,584	15,886,936
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	17,669,840	17,669,840
Total Money Market Funds (Cost $49,022,777)		49,017,886
TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $922,002,761)		925,171,901
OTHER ASSETS LESS LIABILITIES—0.41%		3,795,610
NET ASSETS–100.00%		$928,967,511
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $564,038,589, which represented 60.72% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $14,616,053, which represented 1.57% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Non-income producing security.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Senior Loan ETF	$16,338,570	$-	$(14,197,599)	$520,100	$(2,661,071)	$-	$59,269
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,220,019	$158,965,331	$(155,724,240)	$-	$-	$15,461,110	$12,088
Invesco Liquid Assets Portfolio, Institutional Class	9,419,290	119,510,872	(113,042,159)	(5,812)	4,745	15,886,936	27,288
Invesco Treasury Portfolio, Institutional Class	13,965,736	181,674,664	(177,970,560)	-	-	17,669,840	11,677
Total	$51,943,615	$460,150,867	$(460,934,558)	$514,288	$(2,656,326)	$49,017,886	$110,322

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Canadian Imperial Bank of Commerce	GBP	800,000	USD	1,056,095	$(11,309)
02/17/2021	Citibank N.A.	EUR	10,643,000	USD	12,611,877	(110,674)
02/17/2021	Deutsche Bank AG	GBP	865,000	USD	1,149,210	(4,923)
02/17/2021	Goldman Sachs & Co.	GBP	1,423,000	USD	1,875,435	(23,211)
02/17/2021	Toronto Dominion Bank	EUR	530,000	USD	630,696	(2,862)
Total Forward Foreign Currency Contracts						$(152,979)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$819,644,533	$0	$819,644,533
Asset-Backed Securities	—	19,267,897	—	19,267,897
Non-U.S. Dollar Denominated Bonds & Notes	—	18,181,433	—	18,181,433
Variable Rate Senior Loan Interests	—	16,212,698	—	16,212,698
U.S. Treasury Securities	—	1,324,832	—	1,324,832
Common Stocks & Other Equity Interests	830,390	—	0	830,390
Agency Credit Risk Transfer Notes	—	692,232	—	692,232
Money Market Funds	49,017,886	—	—	49,017,886
Total Investments in Securities	49,848,276	875,323,625	0	925,171,901
Other Investments - Assets*
Investments Matured	—	—	0	0
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(152,979)	—	(152,979)
Total Investments	$49,848,276	$875,170,646	$0	$925,018,922

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Yield Fund